Loans And Debentures - Additional Information (Details) R$ in Millions, $ in Millions		12 Months Ended
	Aug. 11, 2026	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024	Aug. 07, 2025 BRL (R$)	Aug. 07, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Threshold amount of early maturity clauses for cross default		R$ 50
Debt average repayment period		6 years 10 months 24 days
Nominal Cost Of Entitys Debt		13.01%	12.64%
Real Cost Of Entitys Debt		8.06%	7.66%
U.S. bank Citibank [Member] | Cemig GT [Member]
IfrsStatementLineItems [Line Items]
Principal amount				R$ 218	$ 40
Debenture rate	0.53%